Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	¥ 352,863	¥ 316,392
Equity instruments at fair value through other comprehensive income	5,302,314	5,817,261
Debt instruments at fair value through other comprehensive income	26,457,500	24,016,184
Total investment securities	32,112,677	30,149,837
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	259,403	234,095
Debt instruments at fair value through other comprehensive income	10,946,884	9,395,945
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	94,550	78,561
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	151,874	142,557
Domestic [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	12,979	12,977
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	9,302,657	7,547,377
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	926,251	1,053,332
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	717,458	794,920
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	518	316
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	93,460	82,297
Debt instruments at fair value through other comprehensive income	15,510,616	14,620,239
Foreign [member] | Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	77,959	77,578
Foreign [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	11,159	2,703
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	4,342	2,016
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	6,128,979	6,062,125
Foreign [member] | Debt instruments [member] | Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	4,498,817	4,144,335
Foreign [member] | Debt instruments [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	3,933,033	3,545,565
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	949,787	868,214
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,702,091	4,398,910
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 1,600,223	¥ 1,418,351